Intangible assets - Goodwill - Assumptions used in the calculation of impairment (Details)	12 Months Ended
Dec. 31, 2021
Goodwill
Period of projection of cash flows	10 years
Discount rate (as a percent)	8.72%
Perpetual growth (as a percent)	0.00%
Risk free rate (as a percent)	7.96%
Beta	1.07
Equity Risk Premium (as a percent)	5.84%
Cost of Equity, measurement input
Goodwill
Significant unobservable input, assets	0.1421
Cost of Debt, measurement input
Goodwill
Significant unobservable input, assets	0.0581
Capital Structure, Equity, measurement input
Goodwill
Significant unobservable input, assets	0.35
Capital Structure, Debt, measurement input
Goodwill
Significant unobservable input, assets	0.65